Earnings per share (Tables)	12 Months Ended
Dec. 31, 2018
Earnings per share
Schedule of earnings per share

	2018	2017	2016
	£m	£m	£m
Earnings
Profit/(loss) attributable to ordinary shareholders	1,622	752	(6,955)

Weighted average number of shares (millions)
Weighted average number of ordinary shares outstanding during the year	12,009	11,867	11,692
Effect of dilutive share options and convertible securities	52	69	51
Diluted weighted average number of ordinary shares outstanding during the year	12,061	11,936	11,743